Performance Management	May 14, 2026
MUIRFIELD FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2020	10.98%
Worst Quarter:	1st Qtr. 2020	-18.20%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Moderate Target Risk Index tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 60% allocation to equities, which reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
MUIRFIELD FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.98%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SPECTRUM FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2020	10.87%
Worst Quarter:	1st Qtr. 2020	-21.17%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Moderate Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 60% allocation to equities, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
SPECTRUM FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2020	12.18%
Worst Quarter:	1st Qtr. 2020	-19.43%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed to the Global Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund’s former investment strategy, which was focused on equity investments in global securities.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Global Allocation Index, which represents a multi-asset portfolio of 60% global equities and 40% global bonds, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
GLOBAL ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BALANCED FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2020	8.57%
Worst Quarter:	1st Qtr. 2020	-13.54%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Moderate Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 60% allocation to equities, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
BALANCED FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MODERATE ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2023	8.07%
Worst Quarter:	1st Qtr. 2020	-10.38%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market.
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed to the Moderate Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund’s former investment strategy, which focused on dividend paying equity securities.

The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market. The Morningstar Moderately Conservative Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 40% allocation to equities, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com.
MODERATE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CONSERVATIVE ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	2nd Qtr. 2016	9.86%
Worst Quarter:	3rd Qtr. 2015	-12.30%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market.
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed to the Conservative Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund’s former investment strategy, which focused on equity investments in infrastructure companies.

The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market. The Morningstar Conservative Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 20% allocation to equities, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
CONSERVATIVE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.86%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.30%)
Lowest Quarterly Return, Date	Sep. 30, 2015
DYNAMIC ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	2nd Qtr. 2020	19.73%
Worst Quarter:	1st Qtr. 2020	-20.13%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Aggressive Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 95% allocation to equities, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
DYNAMIC ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SECTOR ROTATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	2nd Qtr. 2020	23.49%
Worst Quarter:	1st Qtr. 2020	-40.25%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed from Quantex Fund to the Sector Rotation Fund on April 1, 2024. Performance prior to that date reflects the Fund’s former investment strategy, which focused on equity investments in mid capitalization companies.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Aggressive Target Risk Index is an index that tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 95% allocation to equities, which reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	23.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(40.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
TACTICAL INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2023	4.97%
Worst Quarter:	2nd Qtr. 2022	-3.37%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market.
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.
Performance Table Closing [Text Block]

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market. The Bloomberg 1-5 Year Government/Credit Index, an index consisting of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to five years, reflects the returns of the market in which the Fund invests.

Performance Availability Website Address [Text]	www.meederinvestment.com
GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. Effective September 1, 2024, the Fund changed its investment strategy and its designation to a government money market fund. Prior to September 1, 2024, the Fund operated as an institutional prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations were in effect during the period prior to the Fund’s conversion to a government money market fund. The table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information, including current yields, is available by visiting www.meederinvestment.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Bar Chart Closing [Text Block]
Best Quarter:	4th Qtr. 2023	1.38%
Worst Quarter:	4th Qtr. 2021	0.01%

Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

Performance prior to September 1, 2024, reflects the Fund’s former investment strategy. Performance attributed to Class F, Class X, and Class Y Shares prior to the inception dates of those share classes is that of the Class E Shares, the Fund’s sole initial share class. No adjustment has been made to reflect class-specific distribution or servicing fees for Class F and Class X Shares. Performance of Class Y Shares has been adjusted to reflect the higher expenses of that Class. Performance shown for all share classes prior to October 7, 2016, reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception.

Performance Availability Website Address [Text]	www.meederinvestment.com
GOVERNMENT MONEY MARKET FUND | Class E
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2021